EXPENSES BY NATURE (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expenses by nature [abstract]
Raw materials and consumables used	€ (2,832)	€ (3,535)	€ (3,561)
Employee benefit expenses	(902)	(1,038)	(927)
Energy costs	(141)	(162)	(140)
Sub-contractors	(89)	(100)	(92)
Freight out costs	(122)	(156)	(143)
Professional fees	(73)	(97)	(74)
Lease expenses	(11)	(13)	(31)
Depreciation and amortization	(259)	(256)	(197)
Other operating expenses	(240)	(272)	(270)
Other gains and losses - net	(89)	(23)	153
Total operating expenses	€ (4,758)	€ (5,652)	€ (5,282)